First Trust India NIFTY 50 Equal Weight ETF Shareholder Fees	Dec. 31, 2025
First Trust India NIFTY 50 Equal Weight ETF | First Trust India NIFTY 50 Equal Weight ETF
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%